RELATED PARTY TRANSACTIONS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Scandic American Shipping Ltd [Member]
Related Party Transactions [Abstract]
Management fee received	$ 100,000		$ 100,000
Nordic American Offshore Limited [Member]
Related Party Transactions [Abstract]
Costs and expenses, related party	$ 1,800,000	$ 1,800,000